Other Disclosures	6 Months Ended
Jun. 30, 2021
Other Disclosures
Other Disclosures

Section 6—Other Disclosures

6.1         Related party disclosures

The Company is controlled by NB FP Investment K/S and its affiliates (collectively, “NB”). The ultimate controlling party of the Company is Mr. Florian Schönharting who controls NB.

A director of the Company is a partner at the law firm that provides Danish legal services to the Group. Remuneration paid to the law firm is referred to below as “Danish Legal Services.” The director serves on the Company’s board of directors in his individual capacity and not as a representative of the law firm.

On October 10, 2016, a member of the Company’s board of directors entered into a four-year consulting agreement with the Company. The consulting agreement provided for the granting of 121,000 deferred shares (“Deferred Shares”) as the director’s full compensation for the performance of services as defined in the consulting agreement. The Deferred Shares vested in equal increments annually over a four-year period that ended on October 10, 2020. Share-based remuneration recognized in the accompanying consolidated financial statements in connection with the Deferred Shares is referred to in the table below as “Consulting Services.”

The following table provides the total amount of transactions that have been entered into with related parties for each of the six-month periods ended June 30, 2021 and 2020. The amounts stated below exclude VAT:

	Six-Month Period ended
	June 30,
	2021	2020
	USD `000	USD `000
Purchase of services from NB	41	36
Danish Legal Services	215	207
Consulting Services	—	8

The following table provides the total amount owed to and owed by related parties at June 30, 2021 and December 31, 2020. The amounts stated below exclude VAT:

	June 30,	December 31,
	2021	2020
	USD `000	USD `000
Amounts owed to related parties	40	4
Amounts owed by related parties	—	—

6.2         Events after the reporting period

Subsequent to June 30, 2021, there were no events that are required to be reported except the TBA ruling as discussed on Note 1.2.